Property, Plant and Equipment: (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
ImpairmentWritedown	$ 3,700,000	$ 6,100,000
[custom:PropertyPlantAndEquipmentCarryingValue]	129,125
Gain (Loss) on Disposition of Property Plant Equipment	$ 30,476